Schedule of Investments
(unaudited)
July 31, 2026
BlackRock Unconstrained Equity Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
France — 6.6%
Airbus SE ................... 266,907 $ 62,658,744
Netherlands — 8.8%
ASML Holding NV ............. 51,038 84,107,842
United Kingdom — 4.9%
Rolls-Royce Holdings plc ........ 2,334,760 46,577,664
United States — 78.7%
Advanced Micro Devices, Inc.
(a)
.... 62,094 29,566,058
Alphabet, Inc. , Class C .......... 194,463 69,355,229
Amazon.com, Inc.
(a)
............ 306,661 83,282,994
Broadcom, Inc. ............... 110,351 42,957,437
Cadence Design Systems, Inc.
(a)
... 63,814 21,698,036
Hasbro, Inc. ................. 230,268 21,631,376
Hexcel Corp. ................. 249,424 25,678,201
Howmet Aerospace, Inc. ......... 295,849 83,506,339
Intel Corp.
(a)
................. 329,017 29,677,333
Keysight Technologies, Inc.
(a)
...... 88,922 28,373,232
Mastercard, Inc. , Class A ......... 80,581 46,180,971
Meta Platforms, Inc. , Class A ...... 63,798 35,516,985
Microsoft Corp. ............... 43,102 20,030,361
Progressive Corp. (The) ......... 166,165 35,130,604
Robinhood Markets, Inc. , Class A
(a)
.. 255,760 22,138,586
S&P Global, Inc. .............. 21,680 8,930,642
Trane Technologies plc .......... 97,151 44,198,848
Vertiv Holdings Co. , Class A ...... 129,337 31,243,939
Visa, Inc. , Class A ............. 128,852 47,176,583
WESCO International, Inc. ........ 69,718 23,947,436
750,221,190
Total Long-Term Investments — 99.0%
(Cost: $ 652,545,407 ) ............................. 943,565,440
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.58%
(b) (c)
.... 7,875,166 7,875,166
Total Short-Term Securities — 0 .8%
(Cost: $ 7,875,166 ) .............................. 7,875,166
Total Investments — 99.8%
(Cost: $ 660,420,573 ) ............................. 951,440,606
Other Assets Less Liabilities — 0.2% ................... 2,112,667
Net Assets — 100.0% .............................. $ 953,553,273
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Unconstrained Equity Fund
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 10,862,663 $ — $ (2,987,497)
(a)
$ — $ — $ 7,875,166 7,875,166 $ 123,807 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Unconstrained Equity Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI World Index ......................................................... 58 09/18/26 $ 9,070 $ (111,568)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
France .............................................. $ — $ 62,658,744 $ — $ 62,658,744
Netherlands ........................................... — 84,107,842 — 84,107,842
United Kingdom ........................................ — 46,577,664 — 46,577,664
United States .......................................... 750,221,190 — — 750,221,190
Short-Term Securities
Money Market Funds ...................................... 7,875,166 — — 7,875,166
$ 758,096,356 $ 193,344,250 $ — $ 951,440,606
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (111,568) $ — $ — $ (111,568)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International